FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 8	$ 14
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(9)	(16)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(3)	(30)
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	4	33
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(3)	(13)
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	3	15
Ukrainian Hryvnia | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	33	(2)
Ukrainian Hryvnia | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(36)	2
Other currencies (net)* | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(3)	(3)
Other currencies (net)* | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 2	$ 3